Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 1.7%
Beverages - 0.3%
Constellation Brands, Inc., Class A	1,500	$ 267,300

Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	18,000	368,280

Entertainment - 0.3%
Ubisoft Entertainment SA (A)	2,450	204,630

Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	1,300	393,614

Specialty Retail - 0.1%
Fnac Darty SA (A)	1,462	57,239

Total Common Stocks (Cost $1,304,895)		1,291,063

CONVERTIBLE PREFERRED STOCKS - 4.7%
Electric Utilities - 0.8%
PG&E Corp.,
5.50% (B)	6,000	601,500

Electronic Equipment, Instruments & Components - 0.6%
II-VI, Inc.,
Series A, 6.00%	2,000	452,058

Health Care Equipment & Supplies - 2.1%
Becton Dickinson & Co.,
Series B, 6.00%	18,000	1,085,400
Boston Scientific Corp.,
Series A, 5.50%	5,000	561,450

		1,646,850

Pharmaceuticals - 0.3%
Elanco Animal Health, Inc.,
5.00% (B)	4,650	183,722

Wireless Telecommunication Services - 0.9%
2020 Cash Mandatory Exchangeable Trust,
5.25% (C)	700	724,809

Total Convertible Preferred Stocks (Cost $3,332,500)		3,608,939

	Principal	Value
CONVERTIBLE BONDS - 93.9%
Airlines - 2.4%
Southwest Airlines Co.
1.25%, 05/01/2025	$ 1,600,000	1,854,645

Automobiles - 1.5%
Winnebago Industries, Inc.
1.50%, 04/01/2025 (C)	1,000,000	1,160,137

Banks - 3.2%
BofA Finance LLC
0.25%, 05/01/2023, MTN (D)	2,528,000	2,495,533

Biotechnology - 1.5%
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/2027 (C)	1,000,000	1,159,934

	Principal	Value
CONVERTIBLE BONDS (continued)
Capital Markets - 5.0%
JPMorgan Chase Financial Co. LLC
0.25%, 05/01/2023 (C) (D)	$ 2,000,000	$ 1,992,500
SBI Holdings, Inc.
Zero Coupon, 07/25/2025 (E)	JPY 200,000,000	1,914,959

		3,907,459

Communications Equipment - 2.3%
Lumentum Holdings, Inc.
Series-QIB,
0.50%, 12/15/2026 (C)	$ 1,500,000	1,751,867

Entertainment - 3.8%
Live Nation Entertainment, Inc.
2.00%, 02/15/2025 (C)	1,100,000	951,061
Zynga, Inc.
0.25%, 06/01/2024	1,500,000	1,997,655

		2,948,716

Health Care Equipment & Supplies - 3.9%
Cantel Medical Corp.
3.25%, 05/15/2025 (C)	800,000	1,068,197
Glaukos Corp.
2.75%, 06/15/2027 (C)	700,000	724,466
LivaNova USA, Inc.
3.00%, 12/15/2025 (C)	910,000	952,508
NuVasive, Inc.
0.38%, 03/15/2025 (C)	260,000	242,626

		2,987,797

Health Care Technology - 2.2%
Teladoc Health, Inc.
1.25%, 06/01/2027 (C) (D)	1,300,000	1,668,055

Hotels, Restaurants & Leisure - 4.4%
Bloomin’ Brands, Inc.
5.00%, 05/01/2025 (C)	550,000	687,156
NCL Corp., Ltd.
5.38%, 08/01/2025 (C)	600,000	557,993
6.00%, 05/15/2024 (C)	580,000	681,082
Penn National Gaming, Inc.
2.75%, 05/15/2026	625,000	1,031,641
Royal Caribbean Cruises, Ltd.
4.25%, 06/15/2023 (C)	500,000	474,177

		3,432,049

Insurance - 1.6%
AXA SA
7.25%, 05/15/2021 (C)	1,286,000	1,226,523

Interactive Media & Services - 6.0%
Twitter, Inc.
0.25%, 06/15/2024 (D)	2,978,000	3,082,230
Zillow Group, Inc.
2.75%, 05/15/2025 (D)	1,200,000	1,573,960

		4,656,190

Internet & Direct Marketing Retail - 5.0%
Booking Holdings, Inc.
0.75%, 05/01/2025 (C)	500,000	629,250
Ocado Group PLC
0.75%, 01/18/2027 (E)	GBP 900,000	1,241,505

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Internet & Direct Marketing Retail (continued)
RealReal, Inc.
3.00%, 06/15/2025 (C)	$ 800,000	$ 847,940
Zalando SE
Series B,
0.63%, 08/06/2027 (E) (F)	EUR 1,000,000	1,193,102

		3,911,797

IT Services - 8.3%
MongoDB, Inc.
0.25%, 01/15/2026 (C)	$ 1,100,000	1,423,911
Square, Inc.
0.13%, 03/01/2025 (C) (D)	3,000,000	3,975,684
Worldline SA
Zero Coupon, 07/30/2025 (E)	EUR 692,300	1,011,940

		6,411,535

Media - 3.4%
Liberty Media Corp.
2.25%, 12/01/2048 (C)	$ 808,000	841,017
2.75%, 12/01/2049 (C) (D)	1,875,000	1,788,984

		2,630,001

Metals & Mining - 5.2%
Allegheny Technologies, Inc.
3.50%, 06/15/2025 (C)	1,400,000	1,306,340
SSR Mining, Inc.
2.50%, 04/01/2039 (D)	1,800,000	2,714,247

		4,020,587

Oil, Gas & Consumable Fuels - 2.8%
Scorpio Tankers, Inc.
3.00%, 05/15/2022 (D)	2,500,000	2,208,155

Pharmaceuticals - 2.6%
Jazz Investments I, Ltd.
2.00%, 06/15/2026 (C)	1,600,000	1,647,000
Pacira BioSciences, Inc.
0.75%, 08/01/2025 (C)	400,000	406,238

		2,053,238

Semiconductors & Semiconductor Equipment - 3.7%
Silicon Laboratories, Inc.
0.63%, 06/15/2025 (C)	310,000	339,814
STMicroelectronics NV
Series A,
Zero Coupon, 08/04/2025 (E) (F)	1,000,000	1,059,550
Series B,
Zero Coupon, 08/04/2027 (E) (F)	1,400,000	1,440,530

		2,839,894

Software - 21.6%
Cloudflare, Inc.
0.75%, 05/15/2025 (C)	1,000,000	1,334,375
Coupa Software, Inc.
0.38%, 06/15/2026 (C)	600,000	749,296
CyberArk Software, Ltd.
Zero Coupon, 11/15/2024 (C) (D)	2,250,000	2,314,125
Datadog, Inc.
0.13%, 06/15/2025 (C) (D)	900,000	1,136,175
FireEye, Inc.
0.88%, 06/01/2024 (D)	1,500,000	1,478,539
HubSpot, Inc.
0.38%, 06/01/2025 (C)	150,000	167,737
PagerDuty, Inc.
1.25%, 07/01/2025 (C)	800,000	832,481

	Principal	Value
CONVERTIBLE BONDS (continued)
Software (continued)
Palo Alto Networks, Inc.
0.38%, 06/01/2025 (C)	$ 1,900,000	$ 2,055,934
Proofpoint, Inc.
0.25%, 08/15/2024 (C) (D)	1,450,000	1,489,042
Rapid7, Inc.
2.25%, 05/01/2025 (C)	800,000	978,480
Slack Technologies, Inc.
0.50%, 04/15/2025 (C)	1,200,000	1,469,677
Splunk, Inc.
1.13%, 06/15/2027 (C)	1,100,000	1,244,974
Zscaler, Inc.
0.13%, 07/01/2025 (C)	1,300,000	1,475,005

		16,725,840

Specialty Retail - 3.5%
Burlington Stores, Inc.
2.25%, 04/15/2025 (C)	600,000	671,404
RH
Zero Coupon, 06/15/2023	1,303,000	2,056,914

		2,728,318

Total Convertible Bonds (Cost $65,474,969)		72,778,270

CORPORATE DEBT SECURITIES - 3.7%
Communications Equipment - 2.6%
Viavi Solutions, Inc.
1.75%, 06/01/2023 (D)	1,700,000	2,027,119

Specialty Retail - 1.1%
PetSmart, Inc.
7.13%, 03/15/2023 (C)	850,000	858,500

Total Corporate Debt Securities (Cost $2,334,756)		2,885,619

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (G)	673,650	673,650

Total Other Investment Company (Cost $673,650)		673,650

	Principal	Value
REPURCHASE AGREEMENT - 9.8%
Fixed Income Clearing Corp., 0.00% (G), dated 07/31/2020, to be repurchased at $7,584,272 on 08/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/30/2023, and with a value of $7,735,963.	$ 7,584,272	7,584,272

Total Repurchase Agreement (Cost $7,584,272)		7,584,272

Total Investments Before Securities Sold Short (Cost $80,705,042)		88,821,813

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (27.1)%
COMMON STOCKS - (27.2)%
Airlines - (0.4)%
Southwest Airlines Co.	(10,000)	$ (308,900)

Automobiles - (1.0)%
Winnebago Industries, Inc.	(13,200)	(797,412)

Biotechnology - (0.5)%
BioMarin Pharmaceutical, Inc.	(3,000)	(359,430)

Communications Equipment - (1.7)%
Lumentum Holdings, Inc.	(6,500)	(603,395)
Viavi Solutions, Inc.	(49,846)	(689,370)

		(1,292,765)

Diversified Financial Services - (2.2)%
Equitable Holdings, Inc.	(49,861)	(1,020,156)
Voya Financial, Inc.	(14,272)	(705,037)

		(1,725,193)

Entertainment - (1.5)%
Live Nation Entertainment, Inc.	(3,060)	(143,239)
Zynga, Inc., Class A	(105,000)	(1,032,150)

		(1,175,389)

Health Care Equipment & Supplies - (0.5)%
Cantel Medical Corp.	(7,500)	(354,375)

Health Care Technology - (0.8)%
Teladoc Health, Inc.	(2,500)	(594,075)

Hotels, Restaurants & Leisure - (1.1)%
Norwegian Cruise Line Holdings, Ltd.	(20,000)	(272,800)
Penn National Gaming, Inc.	(17,000)	(575,450)

		(848,250)

Interactive Media & Services - (0.8)%
Twitter, Inc.	(1,913)	(69,633)
Zillow Group, Inc., Class C	(8,251)	(564,286)

		(633,919)

Internet & Direct Marketing Retail - (0.2)%
RealReal, Inc.	(10,000)	(136,400)

IT Services - (3.6)%
MongoDB, Inc.	(3,700)	(847,596)
Square, Inc., Class A	(15,000)	(1,947,750)

		(2,795,346)

Media - (0.5)%
Sirius XM Holdings, Inc.	(60,000)	(352,800)

Metals & Mining - (1.5)%
SSR Mining, Inc.	(47,600)	(1,142,400)

Oil, Gas & Consumable Fuels - (0.8)%
Scorpio Tankers, Inc.	(48,250)	(637,865)

Pharmaceuticals - (0.3)%
Jazz Pharmaceuticals PLC	(2,500)	(270,625)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Software - (7.1)%
Cloudflare, Inc., Class A	(19,000)	$ (790,780)
Coupa Software, Inc.	(2,000)	(612,900)
CyberArk Software, Ltd.	(2,500)	(294,600)
Datadog, Inc., Class A	(4,000)	(375,440)
PagerDuty, Inc.	(6,000)	(182,880)
Palo Alto Networks, Inc.	(2,500)	(639,800)
Proofpoint, Inc.	(5,000)	(578,350)
Rapid7, Inc.	(4,000)	(238,280)
Slack Technologies, Inc., Class A	(27,000)	(797,850)
Splunk, Inc.	(3,000)	(629,460)
Zscaler, Inc.	(3,000)	(389,550)

		(5,529,890)

Specialty Retail - (2.7)%
Burlington Stores, Inc.	(2,000)	(376,000)
RH	(5,942)	(1,707,909)

		(2,083,909)

Total Common Stocks (Proceeds $(18,676,448))		(21,038,943)

Total Securities Sold Short
(Proceeds $(18,676,448))		(21,038,943)

Net Other Assets (Liabilities), Net of Securities Sold Short - 12.5%		9,709,873

Net Assets - 100.0%		$ 77,492,743

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
NASDAQ 100 E-Mini Index	(24)	09/18/2020	$(5,067,715)	$(5,227,440)	$—	$(159,725)
S&P 500® E-Mini Index	(26)	09/18/2020	(3,968,529)	(4,242,550)	—	(274,021)

Total Futures Contracts					$—	$(433,746)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	08/20/2020	USD	1,281,852	EUR	1,099,000	$—	$(13,275)
SSB	08/20/2020	USD	1,191,602	GBP	950,000	—	(52,086)
SSB	08/20/2020	USD	1,881,005	JPY	201,500,000	—	(22,963)

Total						$—	$(88,324)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,029,194	$261,869	$—	$1,291,063
Convertible Preferred Stocks	3,608,939	—	—	3,608,939
Convertible Bonds	—	72,778,270	—	72,778,270
Corporate Debt Securities	—	2,885,619	—	2,885,619
Other Investment Company	673,650	—	—	673,650
Repurchase Agreement	—	7,584,272	—	7,584,272

Total Investments	$5,311,783	$83,510,030	$—	$88,821,813

LIABILITIES
Securities Sold Short
Common Stocks	$(21,038,943)	$—	$—	$(21,038,943)

Total Securities Sold Short	$(21,038,943)	$—	$—	$(21,038,943)

Other Financial Instruments
Futures Contracts (I)	$(433,746)	$—	$—	$(433,746)
Forward Foreign Currency Contracts (I)	—	(88,324)	—	(88,324)

Total Other Financial Instruments	$(433,746)	$(88,324)	$—	$(522,070)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $658,701, collateralized by cash collateral of $673,650. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $46,006,474, representing 59.4% of the Fund’s net assets.
(D)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of such securities is $23,527,009.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the total value of Regulation S securities is $7,861,586, representing 10.1% of the Fund’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at July 31, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Event Driven

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Event Driven

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 7